Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Stock Based Compensation [Abstract]
Schedule Of Restricted Stock Activity

	Nine months ended
	September 30, 2013
		Weighted
		Average
	Shares	Grant price
Unvested shares, at January 1, 2013	-	$-
Granted	376,877	9.23
Vested	(133,866)	8.21
Unvested shares, as of September 30, 2013	243,011	9.80